Income Taxes - Schedule of Operating Loss Carry Forward (Details)	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 5,856,768
Tax Year 2033 [Member]
Operating Loss Carryforwards [Line Items]
Total	217,074
Tax Year 2034 [Member]
Operating Loss Carryforwards [Line Items]
Total	368,378
Tax Year 2035 [Member]
Operating Loss Carryforwards [Line Items]
Total	761,615
Tax Year 2036 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,610,192
Tax Year 2037 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 2,899,509